As filed with the Securities and Exchange Commission on June 21, 2006
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 15	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

ALPINE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 01577
(Address of Principal Executive Offices)

1-866-729-6633
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:

Thomas R. Westle
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, N.Y. 10174

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 30, 2006pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 14 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 7, 2006 and pursuant to Rule 485(a)(1) would become effective on June 21, 2006.

This Post-Effective Amendment No. 15 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 30, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 15 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase, and State of New York on the 21st day of June, 2006.

                                                                               ALPINE SERIES TRUST

By:   _/s/ Samuel A. Lieber
         Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on June 21, 2006.

Signature	Title

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee

Laurence B. Ashkin* Laurence B. Ashkin	Trustee

H. Guy Leibler * H. Guy Leibler	Trustee

Jeffrey E. Wacksman * Jeffrey E. Wacksman	Trustee

Sheldon R. Flamm * Sheldon R. Flamm	Treasurer

*By: /s/ Samuel A. Lieber Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney previously filed with the Registration Statement